Components of Net Investment in Finance Leases (Detail) - USD ($) $ in Thousands		Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Future minimum lease payments receivable		$ 855,158	$ 385,589
Residual value of containers		11,097	11,143
Less: unearned income		(250,007)	(101,429)
Net investment in finance leases	[1]	616,248	295,303
Less: Allowance for credit losses		(1,336)
Net investment in finance leases, net		614,912	295,303
Amounts due within one year		59,485	40,940
Amounts due beyond one year		$ 555,427	$ 254,363

[1]	As of September 30, 2020, two major customers represented 73.6% and 9.5% of the Company’s finance leases portfolio. As of December 31, 2019, two major customers represented 44.3% and 16.1% of the Company’s finance leases portfolio. No other customer represented more than 10% of the Company’s finance leases portfolio as of September 30, 2020 and December 31, 2019.